Segment Disclosures (Details 3) (USD $)										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 05, 2006 CRC	Dec. 31, 2011 Identifiable segment	Dec. 31, 2010 Identifiable segment	Dec. 31, 2011 Senior housing	Dec. 31, 2010 Senior housing	Dec. 31, 2011 Post-acute/skilled nursing	Dec. 31, 2010 Post-acute/skilled nursing	Dec. 31, 2009 Life science	Dec. 31, 2011 Life science	Dec. 31, 2010 Life science	Dec. 31, 2011 Medical office	Dec. 31, 2010 Medical office	Dec. 31, 2011 Hospital	Dec. 31, 2010 Hospital	Dec. 31, 2011 Other non-segment	Dec. 31, 2010 Other non-segment
Reconciliation of assets from segment to consolidated
Gross segment assets				$ 18,536,595,000	$ 13,254,806,000	$ 5,911,352,000	$ 4,342,289,000	$ 5,644,472,000	$ 2,133,640,000		$ 3,886,851,000	$ 3,709,528,000	$ 2,336,302,000	$ 2,299,311,000	$ 757,618,000	$ 770,038,000
Accumulated depreciation and amortization				(1,670,511,000)	(1,427,510,000)
Real estate held for sale, net				4,159,000	20,961,000
Total assets	17,408,475,000	13,331,923,000		16,866,084,000	11,827,296,000												538,232,000	1,483,666,000
Amount paid in merger in excess of the fair value, recorded as goodwill			51,700,000
Goodwill	50,346,000	50,346,000				30,500,000		3,300,000					11,400,000		5,100,000
Impairment charge of goodwill										$ 1,400,000